Share Capital and Share Premium	6 Months Ended
Sep. 30, 2025
Share Capital and Share Premium [Abstract]
SHARE CAPITAL AND SHARE PREMIUM

NOTE 26 — SHARE CAPITAL AND SHARE PREMIUM

The details of the Group’s share capital are as follows:

	Number of shares * (Class A)	Amount (Class A)	Number of shares * (Class B)	Amount (Class B)	Subscription receivable	Additional Paid-in Capital
Shares outstanding as March 31, 2025	11,000,000	11,000	—	—	—	3,463,898
Shares outstanding as September 30, 2025	11,000,000	11,000	—	—	—	3,463,898

	Number of shares	Amount	Additional Paid-in Capital
Authorized Class A Ordinary shares of US$0.001 as at March 31, 2025 and September 30, 2025 *	940,000,000	$940,000	$—
Authorized Class B Ordinary shares of US$0.001 as at March 31, 2025 and September 30, 2025 *	60,000,000	60,000	$—
Issued Class A Ordinary shares of US$0.001 as at March 31, 2025 *	11,000,000	11,000	$3,463,898
Issued Class B Ordinary shares of US$0.001 as at March 31, 2025 *	—	—	$—
Issued Class A Ordinary shares of US$0.001 as at September 30, 2025 *	11,000,000	11,000	$3,463,898
Issued Class B Ordinary shares of US$0.001 as at September 30, 2025 *	—	—	$—

*	The Company effected a 1:10 forward stock split on October 24, 2024, as a result, the shares issued and outstanding and per share number presented here are adjusted retrospectively.

Class A Ordinary Shares

On December 1, 2023, the Company issued to two shareholders, 617,850 shares each, at unit price $0.001 per share as instructed by old shareholder of the Company to reflect transferring of shares.

On December 1, 2023, the Company issued to three shareholders 474,100 shares each, for their services in connection with the IPO and pre-IPO financing and cash consideration of $1,422 in total. As the services were going to be provided over the time till closing of IPO of the Company, the Company determined the value of the shares at average price over the whole service period in accordance with IFRS 2-13. During the fiscal year ended March 31, 2024, the fair value of the shares were valued at $1,831,137. After deducting the $1,422 cash consideration received by the Company, remaining value of $1,829,715 were determined as the service fee prepaid to the three parties. The services are estimated at 2-years service period, thus $914,857 were recorded as a deferred IPO costs for the services provided and $914,858 were recorded as a prepayment for the service to be provided for the next year as of March 31, 2024. As of March 31, 2025, the Company closed an IPO, therefore, the total service cost of $1,829,715 were recorded into deferred IPO costs and then immediately offset to the additional paid in capital.

On January 14, 2025, the Company completed its initial public offering ("IPO"), pursuant to which it issued 1,000,000 Class A ordinary shares at a price of $4 per share, raising gross proceeds of $4,000,000.

On December 12, 2025, the Company held a shareholders’ meeting to amend the Company’s authorized share capital, such that the authorized share capital remains US$1,000,000 (previously divided into 1,000,000,000 ordinary shares with a par value of US$0.001 per share) and is now divided into 1,000,000,000 ordinary shares consisting of (i) 940,000,000 Class A ordinary shares and (ii) 60,000,000 Class B ordinary shares.

Class B Ordinary Shares

On December 12, 2025, the Company held a shareholders’ meeting to amend the Company’s authorized share capital, such that the authorized share capital remains US$1,000,000 (previously divided into 1,000,000,000 ordinary shares with a par value of US$0.001 per share) and is now divided into 1,000,000,000 ordinary shares consisting of (i) 940,000,000 Class A ordinary shares and (ii) 60,000,000 Class B ordinary shares.

As of September 30, 2025, no Class B ordinary shares were issued and outstanding.